UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811- 3940

Strategic Funds, Inc.
(formerly, Dreyfus Premier New Leaders Fund, Inc.)
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier New Leaders Fund, Inc.
March 31, 2006 (Unaudited)

Common Stocks--99.7%	Shares	Value ($)

Commercial & Professional Services--4.9%
AmerisourceBergen	126,500	6,106,155
CDW	139,800 a	8,227,230
Corporate Executive Board	38,200	3,854,380
Fair Isaac	55,400	2,194,948
Lamar Advertising, Cl. A	57,100 a,b	3,004,602
Manpower	223,000	12,751,140
Moody's	280,000 a	20,008,800
SEI Investments	92,600	3,753,078
		59,900,333
Consumer Durables--3.7%
KB Home	293,700	19,084,626
Lennar, Cl. A	284,200	17,159,996
Toll Brothers	263,600 a,b	9,128,468
		45,373,090
Consumer Non-Durables--3.9%
Coach	211,300 b	7,306,754
Dean Foods	361,400 b	14,033,162
International Flavors & Fragrances	186,500	6,400,680
McCormick & Co.	350,000 a	11,851,000
Smithfield Foods	287,100 a,b	8,423,514
		48,015,110
Consumer Services--4.9%
Career Education	129,900 a,b	4,901,127
EchoStar Communications, Cl. A	248,200 b	7,413,734
Hilton Hotels	696,200 a	17,725,252
Regal Entertainment Group, Cl. A	298,500 a	5,614,785
Royal Caribbean Cruises	290,000 a	12,185,800
Starwood Hotels & Resorts Worldwide	173,000 a	11,717,290
		59,557,988
Electronic Technology--11.3%
Comverse Technology	372,500 a,b	8,764,925
Empresa Brasileira de Aeronautica, ADR	356,000 a	13,118,600
Intersil, Cl. A	600,000 a	17,352,000
Jabil Circuit	234,600 b	10,054,956
Kla-Tencor	202,100 a	9,773,556
Lam Research	432,000 b	18,576,000
Marvell Technology Group	311,000 b	16,825,100
Microchip Technology	422,100	15,322,230
Network Appliance	299,600 a,b	10,794,588
Nextel Partners, Cl. A	102,100 b	2,891,472
Rockwell Collins	255,000	14,369,250
		137,842,677
Energy Minerals--5.8%
Chesapeake Energy	610,700 a	19,182,087
Peabody Energy	303,300 a	15,289,353
Pioneer Natural Resources	310,000	13,717,500
Sunoco	147,100 a	11,410,547
Tesoro	161,200	11,016,408
		70,615,895
Finance--21.9%
Assurant	325,000	16,006,250
Axis Capital Holdings	347,700	10,396,230
Bear Stearns Cos.	112,200 a	15,562,140
Camden Property Trust	76,600 a	5,519,030

CIT Group	441,400	23,623,728
Comerica	247,000	14,318,590
Commerce Bancorp/NJ	232,100 a	8,506,465
Commerce Bancshares/Kansas City, MO	187,425	9,684,250
Crescent Real Estate EQT	143,500	3,023,545
Fidelity National Financial	354,600	12,598,938
First Horizon National	204,500 a	8,517,425
Host Marriott	544,700 a	11,656,580
HRPT Properties Trust	259,700	3,048,878
iStar Financial	245,000	9,378,600
Marshall & Ilsley	235,000 a	10,241,300
MGIC Investment	69,000 a	4,597,470
North Fork Bancorporation	315,500	9,095,865
Northern Trust	230,000 a	12,075,000
Old Republic International	64,400	1,405,208
RenaissanceRe Holdings	142,400	6,211,488
SL Green Realty	53,100 a	5,389,650
Sovereign Bancorp	519,200	11,375,672
Trizec Properties	144,400 a	3,715,412
UnionBanCal	175,000 a	12,278,000
Vornado Realty Trust	89,500 a	8,592,000
Washington Mutual	270,337	11,521,763
Weingarten Realty Investors	114,600 a	4,669,950
Willis Group Holdings	350,000 a	11,991,000
		265,000,427
Health Technology--5.9%
Applera - Applied Biosystems Group	303,000 a	8,223,420
CR Bard	203,000	13,765,430
Fisher Scientific International	90,500 b	6,158,525
Hospira	315,000 b	12,429,900
Kinetic Concepts	78,200 b	3,219,494
Millennium Pharmaceuticals	791,000 a,b	7,997,010
Sepracor	258,600 a,b	12,622,266
Teva Pharmaceutical Industries, ADR	183,500	7,556,530
		71,972,575
Industrial Services--5.4%
ENSCO International	232,100	11,941,545
Grant Prideco	141,200 a,b	6,049,008
KeySpan	264,700 a	10,818,289
Kinder Morgan	204,300	18,793,557
Patterson-UTI Energy	560,300 a	17,907,188
		65,509,587
Non-Energy Minerals--1.4%
Alumina, ADR	700,000 a	14,763,000
Freeport-McMoRan Copper & Gold, Cl. B	42,500	2,540,225
		17,303,225
Process Industries--3.1%
Crown Holdings	423,100 b	7,505,794
Ecolab	264,900 a	10,119,180
Pactiv	303,700 b	7,452,798
Sigma-Aldrich	185,000 a	12,171,150
		37,248,922
Producer Manufacturing--6.9%
Ametek	267,700	12,035,792
Autoliv	90,000	5,092,200
Cummins	50,200 a	5,276,020
Joy Global	299,300 a	17,889,161
Roper Industries	309,300	15,041,259
Terex	162,100 b	12,844,804
Trinity Industries	298,000 a	16,208,220
		84,387,456

Retail Trade--4.9%
American Eagle Outfitters	425,500	12,705,430
Claire's Stores	229,900	8,347,669
Federated Department Stores	168,900	12,329,700
Nordstrom	480,000 a	18,806,400
Whole Foods Market	115,600 a	7,680,464
		59,869,663
Technology Services--7.7%
Anteon International	261,000 b	14,240,160
Check Point Software Technologies	380,200 b	7,611,604
Checkfree	137,100 a,b	6,923,550
Cigna	56,100	7,327,782
Cognizant Technology Solutions, Cl. A	116,200 a,b	6,912,738
Community Health Systems	365,000 b	13,194,750
DaVita	124,000 b	7,466,040
Express Scripts	69,100 b	6,073,890
Healthsouth	1,449,200 a,b	7,231,508
Red Hat	73,300 a,b	2,050,934
UnitedHealth Group	198,000	11,060,280
Western Digital	157,600 b	3,062,168
		93,155,404
Transportation--3.4%
Expeditors International Washington	131,500 a	11,360,285
Norfolk Southern	305,200	16,502,164
Ryanair Holdings, ADR	245,500 a,b	13,428,850
		41,291,299
Utilities--4.6%
Alliant Energy	137,100	4,314,537
Ameren	128,700 a	6,411,834
CMS Energy	873,600 a,b	11,313,120
Edison International	137,300	5,654,014
PG & E	553,400 a	21,527,260
Pinnacle West Capital	172,100	6,729,110
		55,949,875
Total Common Stocks
(cost $906,740,351)		1,212,993,526

Other Investment--.4%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $5,091,000)	5,091,000 [c]	5,091,000

Investment of Cash Collateral for
Securities Loaned--14.0%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $170,187,918)	170,187,918 [c]	170,187,918

Total Investments (cost $1,082,019,269)	114.1%	1,388,272,444
Liabilities, Less Cash and Receivables	(14.1%)	(171,331,758)
Net Assets	100.0%	1,216,940,686

ADR - American Depository Receipts
a	All or a portion of these securities are on loan. At March 31, 2006 the total market value of the fund's securities on loan is
$163,491,225 and the total market value of the collateral held by the fund is $170,187,918.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	May 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	May 23, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	May 23, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)